Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Deferred tax assets:
Accounts receivable	¥ 56,309		¥ 51,092		$ 8,594
Inventories	9,333		8,431		1,424
Others	1,584		1,786		242
Deferred tax assets	67,226		61,309		10,260
Deferred tax liabilities:
Deferred revenue	(29)		(38)		(4)
Property, plant and equipment	(5,433)		(5,504)		(829)
Intangible assets	(22,051)		(23,206)		(3,365)
Deferred tax liabilities	(27,513)		(28,748)		(4,198)
Net deferred tax assets	39,713		32,561		6,062
Classification on consolidated balance sheets:
Deferred tax assets	55,845		50,701		8,524
Deferred tax liabilities	(16,132)		(18,140)		(2,462)
Net deferred tax assets	39,713		32,561		$ 6,062
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0	¥ 0
PRC
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	¥ 100	$ 15
Statute of limitation, transfer pricing issues	10 years	10 years